Commitments and Contingencies - Summary of Future Minimum Lease Payments Payable Under Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
No later than 1 year	$ 30,384	$ 12,549
Later than 1 year but no later than 5 years	86,726	25,614
More than 5 years	11,155
Future minimum lease payments under operating leases	$ 128,265	$ 38,163